Development costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Development Costs [Abstract]
Amortization of development costs	$ 4,480	$ 2,705
Engineering expenditures	$ 35,063	$ 34,765